SCHEDULE OF NOTES PAYABLE TO NON-RELATED PARTIES (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2019 USD ($)
Loan One [Member]
Short-Term Debt [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments	$ 1,426
Convertible Debenture One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%